Income Taxes - Income Tax Benefit (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred:
Federal					$ (69)	$ (84)
State					9	(2)
Deferred income tax benefit			$ (555)		(60)	(86)
Current:
State					11	1
Foreign					(57)	(96)
Total income tax benefit, net	$ (363)	$ (30)	$ (511)	$ 23	$ (106)	$ (181)